Schedule of Deferred Sales Inducement Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement in Deferred Sales Inducements
Balance, beginning of year	$ 2,019	$ 2,024	$ 11,091
Sales inducements deferred	409	526	1,048
Amortization charged to income	(465)	(316)	(3,375)
Effect of unrealized gains and losses	(246)	(215)	(6,740)
Balance, end of year	$ 1,717	$ 2,019	$ 2,024